SEGMENT REPORTING - Disclosure of non-current assets, excluding deferred tax assets and financial assets, by geographic regions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets and financial assets	$ 219,766	$ 135,074
Israel
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets and financial assets	156,999	106,215
USA
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets and financial assets	34,004	12,615
Rest of the world
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets and financial assets	$ 28,763	$ 16,244